BUSINESS ACQUISITION - Acquisitions of after-sales service centers (Details) - Acquisitions of after-sales service centers	12 Months Ended
Dec. 31, 2018 item
Business Acquisition [Line Items]
Equity interest subscribed	70.00%
Number of equal annual installments after the successful offering	4
Shanghai Zhoushuo [Member]
Business Acquisition [Line Items]
Number of acquisition completed	3